Lease Liabilities - Summary of Operating Lease Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Operating lease liabilities	$ 132,299,312	$ 129,049,990	$ 98,912,687
Less: Current portion of operating lease liabilities	(9,345,656)	(9,276,298)
Non-current portion of operating lease liabilities	$ 122,953,656	$ 119,773,692